Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	€ 1,387,174	€ 1,196,640	€ 1,015,490
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	272,427	230,388	(113,779)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	9,872	17,375	(5,370)
Transfers to net income	(21,995)	6,691	(2,276)
Other comprehensive income, net of taxes	260,304	254,454	(121,425)
Total comprehensive income, net of taxes	1,647,478	1,451,094	894,065
Total comprehensive income, attributable to equity holders	€ 1,647,478	€ 1,451,094	€ 894,065